Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares Previously reported	Ordinary Shares	Additional Paid in Capital Previously reported	Additional Paid in Capital	Statutory Reserve Previously reported	Statutory Reserve	Accumulated Deficit Previously reported	Accumulated Deficit Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously reported	Accumulated Other Comprehensive Income (Loss) Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Other Comprehensive Income (Loss)	Previously reported	Total
Balance at the beginning at Dec. 31, 2023		$ 11,675		$ 6,845,394		$ 327,140			$ (3,363,436)			$ 56,432		$ 3,877,205
Balance at the beginning (shares) at Dec. 31, 2023		467,009
Increase (Decrease) in Shareholders' Equity
Share-based compensation May 14, 2024		$ 23		24,738										24,761
Share-based compensation May 14, 2024 (Shares)		934
Share-based compensation May 31, 2024		$ 1,176		1,492,242										1,493,418
Share-based compensation May 31, 2024 (Shares)		47,037
Net income (loss)									(1,326,011)					(1,326,011)
Change in foreign currency translation adjustment												(27,682)		(27,682)
Balance at the end at Jun. 30, 2024		$ 12,874		8,362,374		327,140			(4,689,447)			28,750		4,041,691
Balance at the end (shares) at Jun. 30, 2024		514,980
Balance at the beginning at Dec. 31, 2024	$ 25,217	$ 25,217	$ 9,870,996	9,870,996	$ 327,140	327,140	$ (6,552,641)	$ (141,225)	(6,693,866)	$ (89,121)	$ 141,225	52,104	$ 3,581,591	$ 3,581,591
Balance at the beginning (shares) at Dec. 31, 2024	1,008,661	1,008,661												1,008,686
Increase (Decrease) in Shareholders' Equity
Rounding up of fractional shares resulting from the reverse stock split (in shares)		25
Deconsolidation of VIE				(2,572,437)		$ (327,140)			2,862,740			36,837
Exercise of Series A Warrants - Cash received		$ 1,500		322,500										$ 324,000
Exercise of Series A Warrants - Cash received (Shares)		60,000
Exercise of Series A Warrants				126,180										126,180
Net income (loss)									154,412					154,412
Change in foreign currency translation adjustment												471,186		471,186
Balance at the end at Jun. 30, 2025		$ 26,717		$ 7,747,239					$ (3,676,714)			$ 560,127		$ 4,657,369
Balance at the end (shares) at Jun. 30, 2025		1,068,686												1,068,686